TANGIBLE ASSETS - Reconciliation of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,419	$ 4,208		$ 4,208
Ending balance	8,512	4,419	$ 4,208	8,512
Assets pledged as security	$ 6	$ 7	$ 7	6
Capitalisation rate of borrowing costs eligible for capitalisation	0.00%	0.00%	4.96%
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,060	$ 1,689		1,689
Ending balance	4,986	2,060	$ 1,689	4,986
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,253	1,047		1,047
Ending balance	1,818	1,253	1,047	1,818
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	615	615		615
Ending balance	615	615	615	615
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2	5		5
Ending balance	307	2	5	307
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	385	731		731
Ending balance	674	385	731	674
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	104	121		121
Ending balance	112	104	121	112
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,847	11,083	9,672	11,083
Additions	1,088	1,042	1,028
Acquisition of assets	3,677		614
Finance costs capitalised			2
Disposals	(24)	(94)	(16)
Derecognition of assets	(85)	(188)	(35)
Transfers and other movements	2	5	(49)
Translation	(215)	(1)	(133)
Ending balance	16,290	11,847	11,083	16,290
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,123	5,291	4,716	5,291
Additions	426	423	407
Acquisition of assets	2,784		0
Finance costs capitalised			0
Disposals	(6)	(2)	(2)
Derecognition of assets	(4)	(5)	(12)
Transfers and other movements	248	415	302
Translation	(200)	1	(120)
Ending balance	9,371	6,123	5,291	9,371
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,338	4,099	3,734	4,099
Additions	4	10	8
Acquisition of assets	469		0
Finance costs capitalised			0
Disposals	(18)	(43)	(14)
Derecognition of assets	(81)	(183)	(22)
Transfers and other movements	262	456	401
Translation	(9)	(1)	(8)
Ending balance	4,965	4,338	4,099	4,965
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	795	795	185	795
Additions	0	0	0
Acquisition of assets	0		614
Finance costs capitalised			0
Disposals	0	0	0
Derecognition of assets	0	0	0
Transfers and other movements	0	0	0
Translation	(4)	0	(4)
Ending balance	791	795	795	791
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8	12	12	12
Additions	0	0	1
Acquisition of assets	297		0
Finance costs capitalised			0
Disposals	0	(4)	0
Derecognition of assets	0	0	0
Transfers and other movements	7	0	(1)
Translation	0	0	0
Ending balance	312	8	12	312
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	467	757	899	757
Additions	651	607	610
Acquisition of assets	127		0
Finance costs capitalised			2
Disposals	0	(23)	0
Derecognition of assets	0	0	(1)
Transfers and other movements	(516)	(873)	(752)
Translation	(2)	(1)	(1)
Ending balance	727	467	757	727
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	116	129	126	129
Additions	7	2	2
Acquisition of assets	0		0
Finance costs capitalised			0
Disposals	0	(22)	0
Derecognition of assets	0	0	0
Transfers and other movements	1	7	1
Translation	0	0	0
Ending balance	124	116	129	124
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,428)	(6,875)	(6,165)	(6,875)
Disposals	24	57	15
Derecognition of assets	70	152	32
Transfers and other movements	0	(9)	1
Translation	(164)	4	(95)
Amortisation for the year	668	582	561
Impairment of assets		220	290
Impairment reversals of assets	(60)	(35)
Ending balance	(7,778)	(7,428)	(6,875)	(7,778)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,063)	(3,602)	(3,208)	(3,602)
Disposals	6	2	1
Derecognition of assets	3	3	11
Transfers and other movements	13	2	0
Translation	(153)	4	(86)
Amortisation for the year	473	410	378
Impairment of assets		77	114
Impairment reversals of assets	(2)	(27)
Ending balance	(4,385)	(4,063)	(3,602)	(4,385)
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,085)	(3,052)	(2,765)	(3,052)
Disposals	18	43	14
Derecognition of assets	67	149	20
Transfers and other movements	(13)	(11)	0
Translation	(5)	0	(5)
Amortisation for the year	195	171	174
Impairment of assets		72	152
Impairment reversals of assets	(30)	(7)
Ending balance	(3,147)	(3,085)	(3,052)	(3,147)
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(180)	(180)	(159)	(180)
Disposals	0	0	0
Derecognition of assets	0	0	0
Transfers and other movements	0	0	0
Translation	(4)	0	(3)
Amortisation for the year	0	0	8
Impairment of assets		0	16
Impairment reversals of assets	0	0
Ending balance	(176)	(180)	(180)	(176)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6)	(7)	(7)	(7)
Disposals	0	3	0
Derecognition of assets	0	0	0
Transfers and other movements	0	0	0
Translation	(1)	0	(1)
Amortisation for the year	0	1	1
Impairment of assets		1	0
Impairment reversals of assets	0	0
Ending balance	(5)	(6)	(7)	(5)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(82)	(26)	(26)	(26)
Disposals	0	0	0
Derecognition of assets	0	0	1
Transfers and other movements	0	0	1
Translation	(1)	0	0
Amortisation for the year	0	0	0
Impairment of assets		56	0
Impairment reversals of assets	(28)	0
Ending balance	(53)	(82)	(26)	(53)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12)	(8)	0	(8)
Disposals	0	9	0
Derecognition of assets	0	0	0
Transfers and other movements	0	0	0
Translation	0	0	0
Amortisation for the year	0	0	0
Impairment of assets		14	8
Impairment reversals of assets	0	(1)
Ending balance	$ (12)	$ (12)	$ (8)	$ (12)